Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Event

NOTE 9 - SUBSEQUENT EVENT

On July 31, 2019, the Company further borrowed CAD 175,000 (approximately $133,633) from Redabe Holdings Inc. Redabe Holdings Inc. is committed to lend the Company additional CAD 175,000 (approximately $133,633) by August 31, 2019.

NOTE 9 - SUBSEQUENT EVENT

On September 27, 2018, the Company entered into a binding Letter of Intent (the "LOI") with Merritt Valley Cannabis Corp. ("MVC"), a Canadian corporation engaged in providing low cost energy, project plans, intellectual property and proprietary business plans for the cannabis industry. The LOI contemplated that the Company would purchase all of the issued and outstanding shares of MVC in consideration for new issuance of 8,100,000 shares of the Company's common stock.

On November 6, 2018, the Company executed a Share Exchange Agreement with MVC and its shareholders (the “MVC Shareholders”) whereby MVC Shareholders agreed to exchange all of their respective shares in MVC in consideration for 8,100,000 shares of EPHS common stock, with a par value of $0.001 per share (the “MVC Transaction”). On January 11, 2019, the Company and MVC completed the MVC Transaction.

On February 7, 2019, the Company, in connection with the MVC Transaction, completed the purchase of lands that are located in Merritt, British Columbia, Canada with the purpose of the cultivation of cannabis.